UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2008
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Atkinson Asset Management Inc
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      -
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            January 29, 2009

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       63
Form 13F Information Table Value Total:       66019
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   ---------------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares shput/cdiscotherSOLE   SHARENONE
- ----------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC                     COM            023135106    1007   19630SH     SOLE        19630
AMERICAN INTL GROUP INC            COM            026874107     128   81665SH     SOLE        81665
ANADARKO PETROLE                   COM            032511107     739   19170SH     SOLE        19170
Apache Corp.                       COM            037411105     724    9709SH     SOLE         9709
APPLIED MATERIALS INC              COM            038222105    1045  103120SH     SOLE       103120
BP PLC                             SPONSORED ADR  055622104    1042   22290SH     SOLE        22290
CHEVRON CORP                       COM            166764100     949   12826SH     SOLE        12826
CITIGROUP INC                      COM            172967101     925  137850SH     SOLE       137850
COMPANHIA ENERGETICA DE MINAS      SPON ADR PAR .0204409601    1347   98047SH     SOLE        98047
CONOCOPHILLIPS                     COM            20825C104    1017   19628SH     SOLE        19628
COSTCO WHSL CORP NEW               COM            22160K105    1041   19830SH     SOLE        19830
DAYSTAR TECHNOLOGIES INC           COM            23962Q100     188  200000SH     SOLE       200000
EBAY INC                           COM            278642103     967   69270SH     SOLE        69270
ECHELON CORP                       OC COM         27874N105    1802  221048SH     SOLE       221048
ENCANA CORP                        COM            292505104     689   14936SH     SOLE        14936
FIRST SOLAR INC                    COM            336433107    1656   12000SH     SOLE        12000
HALLIBURTON CO                     COM            406216101    1136   62500SH     SOLE        62500
HELIX ENERGY SOL                   COM            42330P107     723   99880SH     SOLE        99880
HESS CORP                          COM            42809H107    1236   23043SH     SOLE        23043
HONDA MOTOR LTD                    ADR AMER SHS   438128308     543   25440SH     SOLE        25440
HSBC HLDGS PLC                     SPONSORED ADR N404280406     131    2700SH     SOLE         2700
IMPERIAL OIL                       COM NEW        453038408    1040   31307SH     SOLE        31307
INFOSPACE INC                      COM NEW        45678T201    1074  142220SH     SOLE       142220
JA SOLAR HLDGS CO LTD              SPONSORED ADR  466090107    1919  439100SH     SOLE       439100
L 3 COMMUNICATIONS HLDG CORP       COM            502424104    1118   15150SH     SOLE        15150
LDK SOLAR CO LTD                   SPONSORED ADR  50183L107     733   55900SH     SOLE        55900
MARATHON OIL CORP COM              COM            565849106    1124   41100SH     SOLE        41100
MEMC ELECTR MATLS INC              COM            552715104    1145   80180SH     SOLE        80180
MICROSOFT CORP                     COM            594918104     527   27118SH     SOLE        27118
NETEASE COM INC                    SPONSORED ADR  64110W102    1967   89000SH     SOLE        89000
NETFLIX COM INC                    COM            64110L106    1133   37920SH     SOLE        37920
NEWFIELD EXPL CO                   COM            651290108     655   33186SH     SOLE        33186
NEXEN INC                          COM            65334H102    1055   60730SH     SOLE        60730
NOBLE ENERGY INC                   COM            655044105    1030   20935SH     SOLE        20935
NOKIA CORP                         SPONSORED ADR  654902204    1028   65922SH     SOLE        65922
NUCOR CORP                         COM            670346105    1094   23670SH     SOLE        23670
NVIDIA CORP                        COM            67066G104     971  120285SH     SOLE       120285
OCCIDENTAL PETE                    COM            674599105    1152   19208SH     SOLE        19208
ORACLE CORP                        COM            68389X105    1139   64240SH     SOLE        64240
ORMAT TECHNOLOGIES INC             COM            686688102    1470   46119SH     SOLE        46119
PARAMETRIC TECHNOLOGY CORP         COM NEW        699173209    1195   94440SH     SOLE        94440
PATTERSON-UTI                      COM            703481101     710   61670SH     SOLE        61670
PEABODY ENERGY                     COM            704549104     690   30330SH     SOLE        30330
PERFECT WORLD CO LT                SPONSORED ADR R71372U104    1249   72400SH     SOLE        72400
PETROBRAS-SP ADR                   SPONSORED ADR  71654V101    1238   60660SH     SOLE        60660
PETRO-CANADA                       COM            71644E102    1001   46230SH     SOLE        46230
PIONEER NATURAL                    COM            723787107     382   23620SH     SOLE        23620
QWEST COMMUNICATIONS INTL INC      COM            749121109    1252  343960SH     SOLE       343960
RENESOLA LTD                       SPONSORED ADS  75971T103    2025  459200SH     SOLE       459200
SCHLUMBERGER LTD                   COM            806857108    1123   26520SH     SOLE        26520
SOHU COM INC                       COM            83408W103    1496   31600SH     SOLE        31600
SONY CORP                          AMER SH NEW    835699307    1152   52668SH     SOLE        52668
STATE STREET CORPORATION           COM            857477103    1022   25984SH     SOLE        25984
SUNCOR ENERGY INC                  COM            867229106     345   17950SH     SOLE        17950
SUNPOWER CORP                      COM CL B       867652307    1772   58220SH     SOLE        58220
SUNTECH PWR HLDGS CO LTD           ADR            86800C104    1729  147811SH     SOLE       147811
SWIFT ENERGY COMPANY               COM            870738101     948   56400SH     SOLE        56400
TAIWAN SEMICNDCTR MFG CO LTD       SPONSORED ADR  874039100    1071  135586SH     SOLE       135586
TD AMERITRADE HLDG CORP            COM            87236Y108    1158   81250SH     SOLE        81250
TOYOTA MTR CO                      ADR 2 COM      892331307     521    7960SH     SOLE         7960
TRINA SOLAR LTD                    SPONSORED ADR  89628E104    1816  195500SH     SOLE       195500
VODAFONE GROUP PLC NEW             SPONSORED ADR N92857W209     581   28405SH     SOLE        28405
WIND RIV SYS INC                   COM            973149107    1134  125620SH     SOLE       125620

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